SHARE-BASED COMPENSATION (Details 3) - Share Based Payment Arrangement Consultants [Member]	12 Months Ended
Sep. 30, 2023 $ / shares shares
Awards Classified As Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Nonvested at the beginning of the year | shares	38
Weighted average grant date fair value of shares, Nonvested at the beginning of the year | $ / shares	$ 14,400
Number of shares, Granted during the year | shares	6,982
Weighted average grant date fair value of shares, Granted during the year | $ / shares	$ 862
Number of shares, Vested during the year | shares	(8,019)
Weighted average grant date fair value of shares, Vested during the year | $ / shares	$ 761
Number of shares, Forfeited during the year | shares
Weighted average grant date fair value of shares, Forfeited during the year | $ / shares
Number of shares, Nonvested at the end of the year | shares	1,000
Weighted average grant date fair value of shares, Nonvested at the end of the year | $ / shares	$ 56
Number of shares, Prepaid in vested stock but not amortized by the end of the year | shares	5,275
Weighted average grant date fair value of shares, Prepaid in vested stock but not amortized by the end of the year | $ / shares	$ 128
Awards Classified As Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Nonvested at the beginning of the year | shares
Weighted average grant date fair value of shares, Nonvested at the beginning of the year | $ / shares
Number of shares, Granted during the year | shares	102,928
Weighted average grant date fair value of shares, Granted during the year | $ / shares	$ 208
Number of shares, Vested during the year | shares	(102,928)
Weighted average grant date fair value of shares, Vested during the year | $ / shares	$ 208
Number of shares, Forfeited during the year | shares
Weighted average grant date fair value of shares, Forfeited during the year | $ / shares
Number of shares, Nonvested at the end of the year | shares
Weighted average grant date fair value of shares, Nonvested at the end of the year | $ / shares
Number of shares, Prepaid in vested stock but not amortized by the end of the year | shares	51,002
Weighted average grant date fair value of shares, Prepaid in vested stock but not amortized by the end of the year | $ / shares	$ 87